Investment Properties	12 Months Ended
Jun. 30, 2020
Investment Properties [abstract]
Investment properties
9.	Investment properties

The Group's investment properties are measured at fair value. The following table shows the Group's hierarchy of fair values per investment property category and the changes in the investment property's balances for the fiscal years ended June 30, 2020 and 2019:

	Shopping Malls	Office and Other rental properties	Undeveloped parcels of land	Properties under development	Others (*)
Fair value hierarchy	3	2	2	2	3	Total
Fair value as of 06.30.18	88,601,809	21,409,968	5,329,346	4,805,091	371,112	120,517,326
Additions	339,779	92,637	492,933	1,537,322	27,720	2,490,391
Capitalization of financial costs (Note 28)	-	-	-	96,324	-	96,324
Capitalized lease costs	4,059	11,598	-	-	-	15,657
Depreciation of capitalized lease costs (i)	(4,241)	(8,480)	-	-	-	(12,721)
Transfers	519,984	7,693,719	-	(8,210,643)	74,203	77,263
Net (loss) / gain from fair value adjustment on investment properties	(40,686,891)	(1,337,276)	2,341,558	2,980,359	(262,002)	(36,964,252)
Fair value as of 06.30.19	48,774,499	27,862,166	8,163,837	1,208,453	211,033	86,219,988
Additions (iv)	497,928	7,760,651	1,952	732,116	1,152	8,993,799
Disposals (ii)	-	(1,165,015)	(389,084)	(182,712)	-	(1,736,811)
Transfers (iii)	43,398	660,692	-	(127,500)	-	576,590
Capitalization of financial costs (Note 28)	-	-	-	385	-	385
Capitalized lease costs	15,913	4,325	-	-	-	20,238
Depreciation of capitalized lease costs (i)	(8,648)	(6,167)	-	-	-	(14,815)
Decrease due to loss of control	-	-	(1,693,733)	-	-	(1,693,733)
Net gain from fair value adjustment on investment properties	(2,352,539)	23,145,520	4,186,006	284,027	(136,690)	25,126,324
Fair value as of 06.30.20	46,970,551	58,262,172	10,268,978	1,914,769	75,495	117,491,965

(i)	As of June 30, 2020 and 2019 depreciation charges were included in "Costs" in the amount of ARS 14,815 and ARS 12,721, respectively, in the Statement of Comprehensive Income (Note 26).
(ii)	Barter disposal of "Land Plot 1" of Caballito Ferro Land included in Undeveloped parcels of land and disposal for the sale of two floors of "200 Della Paolera" included in Office and other rental properties.(See Note 4).
(iii)	It includes the transfer of Astor Berutti in Shopping Malls and the transfer of 22nd y 23rd floor of Intercontinenal Building in Office and other rental properties. This last transfer generated the revaluation surplus (See Note 17).
(iv)	It Includes acquisition of "200 Della Paolera" in Office and other rental properties.

(*)	Corresponds to the DirectTV Arena Stadium - OFC S.R.L - Ogden Argentina S.A - Entretenimiento Universal S.A. - Transitory Union.

Valuation processes

The Group's investment properties were valued at each reporting date by independent professionally qualified appraisers with recognized professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

The Group's finance department includes a team that reviews the appraisals performed by the independent appraisers for financial reporting purposes (the "review team"). At each financial year end, the review team: (i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraiser; (ii) assesses property valuation movements compared to the valuation report; and (iii) holds discussions with the independent appraiser.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the appraisal discussions between the review team and the independent appraiser. The Board of Directors ultimately approves the fair value calculations for recording into the Financial Statements.

Valuation techniques used for the estimation of fair value of the investment property:

The Group has defined valuation techniques according to the characteristics of each property and the type of market in which these assets are located, in order to maximize the use of observable information available for the determination of fair value.

For the Shopping Malls there is no liquid market for the sale of properties with these characteristics that can be taken as a reference of value. Likewise, the Shopping Malls, being a business denominated in pesos, are highly related to the evolution of macroeconomic variables in Argentina, the purchasing power of individuals, the economic cycle of GDP growth, the fluctuations of inflation, among others. Consequently, the methodology adopted by the Group for the valuation of Shopping Malls is the discounted cash flow model ("DCF"), which allows the volatility of the Argentine economy to be taken into account and its correlation with the revenue streams of the Malls and the inherent risk of the Argentine macroeconomy. The DCF methodology contemplates the use of certain unobservable valuation assumptions, which are determined reliably based on the information and internal sources available at the date of each measurement. These assumptions mainly include the following:

●	Cash flow from future projected revenue are based on the current locations, type and quality of the properties, and supported by the lease agreements that the Group has signed with its tenants. Because the Group's revenues are the higher value between a Minimum Fixed Value ("VMA") and a percentage of the tenant's sales in each Shopping Mall, estimates of the evolution of the Gross Domestic Product ("GDP) were considered ") And the Inflation of the Argentine economy provided by an external consultant to estimate the evolution of tenant sales, which have a high correlation with these macroeconomic variables. These macroeconomic projections were contrasted with the projections prepared by the International Monetary Fund ("IMF"), the Organization for Economic Cooperation and Development ("OECD") and with the Survey of Macroeconomic Expectations ("REM"), which consists of a Survey prepared by the Central Bank of Argentina aimed to local and foreign specialized analysts in order to allow a systematic follow-up of the main short and medium term macroeconomic forecasts on the evolution of the Argentine economy.

●	The income from all Shopping Malls was considered to grow with the same elasticity in relation to the evolution of the GDP and the projected Inflation. The specific characteristics and risks of each Shopping Mall are collected through the use of the historical average Ebitda Margin of each of them.

●	Cash flows from future investments, expansions, expansions or improvements in Shopping Mall were not contemplated.

●	Terminal value: a perpetuity calculated from the cash flow of the last year of useful life was considered.

●	The cash flow for concessions was projected until the termination date of the concession stipulated in the current contract.

●	Given the prevailing inflationary context and the volatility of certain macroeconomic variables, a reference long term interest rate in pesos is not available to discount the projected cash flows from shopping malls. Consequently, the projected cash flows were dollarized through the future ARS / USD exchange rate curve provided by an external consultant, which are contrasted to assess their reasonableness with those of the IMF, OECD, REM and the On-shore Exchange Rate Futures Market ("ROFEX"). Finally, dollarized cash flows were discounted with a long-term dollar rate, the weighted average capital cost rate ("WACC") for each valuation date.

●	The estimation of the WACC discount rate was determined according to the following components:

a)	United States Treasury risk-free rate;

b)	Iindustry beta, considering comparable companies from the US, Brazil, Chile and Mexico, in order to contemplate the Market Risk on the risk-free rate;

c)	Argentine country risk considering the EMBI + Index; and

d)	Cost of debt and capital structure, considering that information available from the Argentine corporate market ("blue chips") was determined as a reference, since sovereign bonds have a history of defaults. Consequently, and because IRSA Propiedades Comerciales, based on its representativeness and market share represents the most important entity in the sector, we have taken its indicators to determine the discount rate.

For offices and other rental properties and land reserves, the valuation was determined using transactions of comparable market, since the market for offices and land reserves in Argentina is liquid and has market transactions that can be taken as a reference. These fair values are adjusted to the differences in key attributes such as location, property size and quality of interior. The most significant imput to this comparable market approach is the price per square meter that derives from the supply and demand in force in the market at each valuation date.

As of September 2019, the real estate market began to experience certain changes in its operation as a result of the implementation of regulations on the exchange market. In general terms, the measure implemented on September 1, 2019 by the Argentine Central Bank, establishes that exporters of goods and services must liquidate their foreign exchange earnings in the local market no later than 5 days after collection. Likewise, it is established that resident legal entities may buy foreign currency for the importation or payment of debts at maturity, but they will need the approval of the Argentine Central Bank for buying foreign currency for the formation of foreign assets, pre-cancellation of debts, turn abroad profits and dividends and make transfers abroad. Additionally, the regulations mentioned above restrict the access to purchase dollars for human persons. Subsequently, the Argentine Central Bank established stricter control, further limiting access to the foreign exchange market (see Note 35 to these Financial Statements).

Currently, it is observed that the sale and purchase transactions of office buildings can be settled in Argentine pesos (using an implicit exchange rate higher than the official one) or in dollars. Consequently, the most likely scenario is that any sale of office buildings / undeveloped parcels of land will be settled in Argentine pesos at an implicit exchange rate higher than the official one, which is reflected in the operations carried out by the Group before and after the closing of these Financial Statements. (See Note 4 and Note 36 to these Financial Statements). Therefore, the Group has valued its office buildings and undeveloped parcels of land in Argentine pesos at the end of the year, considering the situation described above, which results in a gain with respect to the values previously recorded.

It can sometimes be difficult to reliably determine the fair value of the property under development. In order to assess whether the fair value of the property under development can be determined reliably, management considers the following factors, among others:

●	The provisions of the construction contract.

●	The stage of completion.

●	Whether the project/property is standard (typical for the market) or non-standard.

●	The level of reliability of cash inflows after completion.

●	The development risk specific to the property.

●	Past experience with similar constructions.

●	Status of construction permits.

There were no changes to the valuation techniques during the year.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

June 30, 2020

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.18%	2.3%

For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 86.21 for to the year ended June 30, 2021, arriving at ARS 243.89. Over the long term, the model assumes a nominal depreciation rate of the Argentine peso of 21.1%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 47.9% and leveling off at around 23.2% in 5 years.

June 30, 2019

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.10%	3%

For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 48.47 for to the year ended June 30, 2020, arriving at ARS 72.16. Over the long term, the model assumes a nominal depreciation rate of the Argentine peso of 5.7%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.5% and leveling off at around 8% in 5 years.

Sensitivity of unobservable assumptions - Shopping malls (in million of Argentine peso):

	Discount rate + 1%	Discount rate -1%	Growth rate + 1%	Growth rate - 1%	Inflation + 10% (1)	Inflation - 10% (2)	Devaluation rate + 10% (3)	Devaluation rate - 10% (4)
2020	(4,252)	5,207	2,027	(1,655)	8,852	(7,282)	(4,115)	5,030
2019	(3,266)	4,073	1,536	(1,232)	2,860	(2,618)	(3,035)	3,709

(1)	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
(2)	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
(3)	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
(4)	assume a 10% lower exchange rate for each period vis-a-vis projected rates.

The following amounts have been recognized in the statements of comprehensive income:

	06.30.20	06.30.19	06.30.18
Revenues from rental and services (Note 25)	8,255,456	10,802,312	10,922,095
Expenses and collective promotion fund (Note 25)	3,109,382	3,709,732	4,389,642
Rental and services costs (Note 26)	3,975,514	4,826,611	5,351,754
Net unrealized gain / (loss) from fair value adjustment on investment properties	24,460,451	(36,964,252)	13,560,751
Net realized gain from fair value adjustment on investment properties (i)(ii)	1,133,425	-	23,016

(i)	As of June 30, 2020 it includes ARS 3,844.- and ARS 359,939.- for the monetary and non-monetary benefit, respectively, corresponding to the barter transaction of the Caballito Ferro land, ARS 573,006 for the sale of floors 10th and 11th of the office building "200 Della Paolera", and ARS 196,636 for the deconsolidation of La Malteria SA. As of June 30, 2018, it includes ARS 23,016 correspond to the sale 2nd floor of the Intercontinental Building.
(ii)	As of June 30, 2020, ARS 665,873 corresponds to net realized gain from fair value on investment properties for the year (ARS 92,867 for the Caballito Ferro land and ARS 573,006 for the "200 Della Paolera" building) and ARS 467,552 net realized gain from fair value on investment properties in previous years (ARS 270,916 attributable to the Caballito Ferro land and ARS 196,636 to the deconsolidation of La Maltería SA). As of June 30, 2018, ARS 7,088 corresponds to net realized gain from fair value on investment properties for the year and ARS 15,928 net realized gain from fair value on investment properties in previous years.

Certain of the Group's investment properties have been mortgaged or otherwise restricted to secure some of the Group's borrowings and other liabilities. The net book value of those properties as of June 30, 2020 and 2019 is as follows:

	06.30.20	06.30.19
Córdoba Shopping (i)	1,266,128	1,312,510
Total	1,266,128	1,312,510

(i)	A portion of the Córdoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to ARS 113.5 million and ARS 117.6 million, as of June 30, 2020 and 2019, respectively, (included in "Trade and other payables" in the statement of financial position).